Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (57,522)	$ (81,326)	$ (5,257)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of expenses by sponsor- related party	54,709	81,326	5,257
Change in operating assets and liabilities:
Accrued liabilities	2,813
Net cash used in operating activities
NET CHANGE IN CASH
CASH, BEGINNING OF PERIOD
CASH, END OF PERIOD
NON-CASH SUPPLEMENTAL DISCLSOURE OF FINANCING AND INVESTING ACTIVITIES:
Payment of offering costs by the Sponsor through the promissory note	141,709	151,326
Deferred offering costs paid by the Sponsor in exchange from ordinary shares	$ 25,000	$ 25,000